Summary of Vehicles and Equipment on Operating Lease (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	¥ 5,199,986	¥ 3,709,560
Less - Accumulated depreciation	(1,080,936)	(808,764)
Less - Allowance for credit losses	(9,366)	(7,220)
Vehicles and equipment on operating leases, net	4,109,684	2,893,576
Vehicles
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	5,169,524	3,674,969
Equipment
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	163,195	129,029
Deferred income and other
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	¥ (132,733)	¥ (94,438)